Dec. 31, 2023
Lazard US Equity Concentrated Portfolio
The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard US Equity Concentrated Portfolio—Fees and Expenses” in the Prospectus:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	.65%	.65%	.65%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.11%	.13%	.32%
Total Annual Portfolio Operating Expenses	.76%	1.03%	.97%
Fee Waiver and/or Expense Reimbursement[2]	—	—	.21%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.76%	1.03%	.76%

[1]	Restated to reflect current management fees.
[2]	To the extent the Total Annual Portfolio Operating Expenses of the R6 Shares of the Portfolio exceed the Total Annual Portfolio Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), Lazard Asset Management LLC (the “Investment Manager”) has contractually agreed, until May 1, 2025, to bear the expenses of the R6 Shares in the amount of such excess. This expense limitation agreement will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Example” in the “Summary Section—Lazard US Equity Concentrated Portfolio—Example” in the Prospectus:
	1 year	3 years	5 years	10 years
Institutional Shares	$78	$254	$445	$997
Open Shares	$105	$339	$591	$1,313
R6 Shares	$78	$299	$538	$1,224